Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include all accounts of the Company. All intercompany balances and transactions have been eliminated upon consolidation.

Use of Estimates
Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates may include vessel valuations, the valuation of amounts due from charterers, residual value of vessels and the useful life of vessels. Actual results may differ from these estimates.

Stockholders' Equity
Other Comprehensive Income/(Loss): The Company follows the accounting guidance relating to Statement of Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of shareholders’ equity. The Company has no other comprehensive income/(loss) and accordingly comprehensive income/(loss) equals net income/(loss) for the periods presented.
Treasury stock: The Company records the repurchase of its shares at cost based on the settlement dates of repurchase transactions. These shares are classified as treasury stock, which is a reduction to shareholders’ equity. Treasury shares are included in authorized and issued shares but excluded from outstanding shares.

Dividends: Dividends are recorded in the period in which they are declared by the Company’s Board of Directors.

Foreign Currency Translation
Foreign Currency Translation: The reporting and functional currency of the Company is the U.S. dollar (“USD”). Transactions incurred in other currencies are translated into USD using the exchange rates in effect at the time of the transaction. On the balance sheet date, monetary assets and liabilities that are denominated in other currencies are translated into USD to reflect the end-of-period exchange rates. Resulting gains or losses from foreign currency transactions are recorded within Foreign currency (loss)/gain in the accompanying consolidated statements of operations in the period in which they arise.

Cash and Cash Equivalents
Cash and Cash Equivalents: Cash and cash equivalents consist of current, call, time deposits and certificates of deposit with original maturities of three months or less and which are not restricted for use or withdrawal.

Time Deposits
Time Deposits: Time deposits are held with banks with original maturities longer than three months. In the event remaining maturities are shorter than 12 months, such deposits are classified as current assets; if original maturities are longer than 12 months, such deposits are classified as non-current assets.

Restricted Cash
Restricted Cash: Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next 12 months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Accounts Receivable
Accounts Receivable: Accounts receivable reflect trade receivables from time or voyage charters and other receivables from operational activities, net of an allowance for doubtful accounts. On each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Inventories
Inventories: Inventories consist of bunkers and lubricants owned by the Company remaining on board the vessels at the end of each reporting period, which are stated at the lower of cost and net realizable value. Cost is determined using the first–in, first-out method.

Vessels Net, Depreciation, Special Survey and Drydocking Costs, Repairs and Maintenance
Vessels, Net: Vessels are stated at their historical cost, which consists of the contracted purchase price and any direct material expenses incurred upon acquisition (including improvements, on-site supervision expenses and financing costs incurred during the construction period for vessels under construction, commissions paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage), less accumulated depreciation and impairment, if any. Certain subsequent expenditures for conversions, major improvements and regulatory requirements are also capitalized if it is determined that they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels.

Vessels’ Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated residual value. The Company estimates the useful life of its vessels to be 25 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date they become available for use through their remaining estimated useful life.

Accounting for Special Survey and Drydocking Costs: Special survey and drydocking costs are expensed in the period incurred and are included in vessel operating expenses in the accompanying consolidated statements of operations.

Repairs and Maintenance: Repair and maintenance expenses, including major overhauling and underwater inspection expenses, are expensed when incurred and are included in vessel operating expenses in the accompanying consolidated statements of operations.

Impairment of Long-lived Assets and Assets Held for Sale
Impairment of Long-lived Assets: The Company follows the Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant and Equipment” (“ASC 360-10”), which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. If indicators of impairment are present, the Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets. Various factors including anticipated future charter rates, estimated scrap values, future drydocking costs and estimated vessel operating costs are included in this analysis. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its estimated fair value and the difference is recorded as an impairment loss in the consolidated statements of operations.

Assets Held for Sale: The Company may dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less the cost to sell the asset. These assets are no longer depreciated once they meet the criteria of being held for sale.

Deferred Financing Costs
Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the effective interest rate method. The unamortized deferred financing costs are presented as a direct deduction from the carrying amount of the related loan and credit facility in the consolidated balance sheet. Deferred financing costs relating to undrawn facilities are presented under non-current assets in the consolidated balance sheet. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid and terminated is expensed in the same period. Any unamortized balance of costs relating to the credit facilities refinanced is deferred and amortized over the term of the respective refinanced credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

Derivative Instruments
Derivative Instruments: The Company may enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to the acquisition of vessels and on certain loan obligations. The Company also enters into interest rate derivatives to create economic hedges for its exposure to interest rate risk of its loan obligations. When such derivatives do not qualify for hedge accounting the Company records these financial instruments in the consolidated balance sheet at their fair value as either a derivative asset or a liability, and recognizes the fair value changes thereto in the consolidated statements of operations. When the derivatives do qualify for hedge accounting, depending upon the nature of the hedge, changes in fair value of the derivatives are either offset against the fair value of assets, liabilities or firm commitments through income, or recognized in other comprehensive income/(loss) (effective portion) until the hedged item is recognized in the consolidated statements of operations. For the years ended December 31, 2016, 2017 and 2018, no derivatives were accounted for as accounting hedges.

Financial Instruments: Over-the-counter foreign exchange forward contracts, interest rate derivatives and cash equivalents are recorded at fair value. Other financial instruments, including debt are recorded at amortized cost.

(a) Interest rate risk: The Company’s interest rates and long-term loan repayment terms are described in Note 6. The Company may manage its interest rate risk by entering into interest rate derivative instruments which are described in Note 12. As of December 31, 2018 the Company did not have any interest rate swap agreements in place.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and interest rate derivative instruments. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company may be exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company may limit its exposure by transacting with counterparties with high credit ratings.

(c) Fair value measurement: In accordance with the requirements of accounting guidance relating to Fair Value Measurement, the Company classifies and discloses assets and liabilities carried at fair value in one of the following three categories:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

Accounting for Revenues and Related Expenses
Accounting for Revenues and Related Expenses: The Company generates its revenues from charterers for the charter hire of its vessels.

Vessels are chartered under time charter, where a contract is entered into for the use of a vessel for a specific trip or a specific period of time and at a specified daily charter rate. Time charter revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Time charter revenues are recognized as earned on the straight-line basis over the term of the charter as service is provided. Revenues from time charter may also include ballast bonus, which is an amount paid by the charterer for repositioning the vessel at the charterer’s disposal (delivery point), which is recognized as revenue over the term of the charter, and other miscellaneous revenues from vessel operations. Time charter hire is typically payable 15 or 30 days in advance as determined in the charter party agreement. Expenses relating to the Company’s time charters are vessel operating expenses and certain voyage expenses, which are paid by the Company and recognized as incurred. Vessel operating expenses that are paid by the Company include costs for crewing, insurance, lubricants, spare parts, provisions, stores, repairs, maintenance, statutory and classification expense, drydocking, intermediate and special surveys and other minor miscellaneous expenses. Voyage expenses which are also recognized as incurred by the Company include costs for draft surveys, hold cleaning, postage, extra war risk insurance, bunkers during ballast period and other minor miscellaneous expenses related to the voyage. The charterer is responsible for paying the cost of bunkers and other voyage expenses (e.g., port expenses, agents’ fees, canal dues, extra war risks insurance and any other expenses related to the cargo). Certain voyage expenses paid by the Company such as extra war risk insurance may be recovered from the charterer; such amounts recovered are recorded as Other Income within Revenues.

Vessels are also chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. The Company accounts for a voyage charter when all the following criteria are met: (1) the parties to the contract have approved the contract in the form of a written charter agreement or fixture recap and are committed to perform their respective obligations, (2) the Company can identify each party’s rights regarding the services to be transferred, (3) the Company can identify the payment terms for the services to be transferred, (4) the charter agreement has commercial substance (that is, the risk, timing, or amount of the future cash flows is expected to change as a result of the contract) and (5) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Company determined that its voyage charters consist of a single performance obligation which is met evenly as the voyage progresses and hence, the voyage revenues are recognized on a pro rata basis over the duration of the voyage from load port to discharge port. Probable losses on voyages are provided for in full at the time such losses can be estimated. Related expenses are operating expenses, bunkers and voyage expenses and are all paid for by the Company. Costs incurred prior to loading which are directly related to the voyage may be deferred if they meet certain conditions, and are amortized over the duration of the voyage from load port to discharge port. Costs incurred during the voyage are expensed as incurred.
Demurrage income represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized when earned and collection is reasonably assured. Dispatch expense represents payments by the Company to the charterer when loading or discharging time is less than the stipulated time in the voyage charter and is recognized as incurred. Voyage hire is typically paid upon completion of the performance obligation. During the years ended December 31, 2016, 2017 and 2018, there has only been one instance in each of 2017 and 2018 where a vessel was employed under a voyage charter and in both cases the voyage had began and ended in the same period.

Unearned revenue includes: (i) cash received prior to the balance sheet date relating to services to be rendered after the balance sheet date and (ii) deferred revenue resulting from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Accrued revenue results from straight-line revenue recognition in respect of charter agreements that provide for varying charter rates. Commissions (address and brokerage), regardless of charter type, are always paid by the Company, are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues in the accompanying consolidated statements of operations.

Taxes
Taxes: Entities within the group that are incorporated under the laws of either the Republic of Liberia or the Republic of the Marshall Islands are not subject to Liberian or Marshall Islands income taxes. However, each vessel-owning Subsidiary is subject to registration and tonnage taxes under the laws of the Republic of Cyprus or the Republic of the Marshall Islands depending on where each Company’s vessel is registered. As of January 1, 2013, each vessel managed in Greece is subject to tonnage tax, under the laws of the Republic of Greece. In addition, under the laws of the Republic of Greece, each vessel managed in Greece is also subject to an annual shipping community mandatory financial contribution. These registration, tonnage taxes and financial contributions are recorded within Vessel operating expenses in the accompanying consolidated statements of operations and none are considered income taxes.

Furthermore, each Subsidiary may be subject to a 4.00% U.S. federal tax in respect of its U.S. source shipping income (imposed on gross income without the allowance for any deductions). Such taxes have been recorded within Voyage expenses in the accompanying consolidated statements of operations. If such taxes are recovered; such amounts recovered are recorded within Revenues in the accompanying consolidated statements of operations.

Earnings/(Loss) Per Share
Earnings/(Loss) Per Share: The computation of basic earnings/(loss) per share is based on the weighted average number of common stock outstanding during the year and includes the shares issuable to the audit committee chairman and the independent directors at the end of each year for services rendered. The computation of basic earnings/(loss) per share is calculated after deducting the preferred stock dividends paid and accrued (including any deemed dividend) from net income/(loss) divided by the weighted average number of shares.

Segment Reporting
Segment Reporting: The Company reports financial information and evaluates its operations by total charter revenue and not by the type of vessel or vessel employment for its customers. The Company’s vessels have similar operating and economic characteristics. As a result, management, including the chief operating decision makers, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:

Revenue from Contracts with Customers: On May 28, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) 2014-09, as amended by ASU 2015-14, which was issued on August 12, 2015, Revenue From Contracts With Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This standard is effective for public entities with reporting periods beginning after December 15, 2017 and interim periods therein, and shall be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Company adopted this ASU for its Voyage Revenues, for its reporting period commencing January 1, 2018 and elected to use the modified retrospective transition method for the implementation of this standard. The implementation of this standard did not have an impact on the Company’s financial statements as the Company has always recognized voyage revenues on a pro rata basis over the duration of the voyage from load port to discharge port and in addition did not have any voyages in progress over the year ended December 31, 2017 and 2018. Voyage Revenues represent less than 1% of total revenues.

Leases: In February 2016, the FASB issued ASU 2016-2 (codified as ASC 842), which amends the existing accounting standard for lease accounting and adds additional disclosures about leasing arrangements. ASC 842 requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. ASC 842, as amended, subject to certain transition relief options, requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, or allows entities to elect not to recast the comparative periods presented when transitioning to ASC 842 and to recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. ASC 842 also provides a practical expedient to lessors by class of underlying asset, to not separate non lease components from the associated lease component, similar to the expedient provided for lessees, when the following criteria are met i) the timing and pattern of transfer for the lease component is the same as those for the non-lease component associated with that lease component and (ii) the lease component, if accounted for separately, would be classified as an operating lease. ASC 842 is effective for public entities with reporting periods beginning after December 15, 2018, including interim periods within those fiscal periods. Early adoption is permitted for all entities. The Company will adopt ASC 842 for its reporting period commencing January 1, 2019 and has elected not to recast the comparative periods presented when transitioning to ASC 842. The nature of the lease component and non-lease component that were combined as a result of applying the practical expedient are the contract for the hire of a vessel and the fees for operating and maintaining the vessel respectively. The Company has elected not to separate the lease and non-lease components. The lease component is the predominant component and the Company accounts for the combined component as an operating lease in accordance with Topic 842. Since lessor accounting remains largely unchanged from current U.S. GAAP and the Company’s office operating leases are immaterial, the implementation of this standard will not have a significant impact on the Company’s financial statements, however it will increase the disclosures relating to the Company’s leasing arrangements.